Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets acquired	$ 5,900,000
Amortization expense of intangible assets	159,173	$ 159,173	$ 686,691	$ 477,518
Future amortization of intagible assets - 2021	637,000
Future amortization of intangible assets - 2022	$ 159,000